Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits

   18      Employee benefits

	2021	2020
Salary	613	499
Labor provisions ( vacation)	9,788	4,969
Provision for bonus	9,664	-
Other obligations	1,861	1,210
Long-term benefits (a)	-	1,151
	21,926	7,829
Current	21,926	6,678
Non-current	-	1,151
a.

The Company has two Long-Term Incentive Programs Granted in 2018 and 2019, with eligibility to the Company's Statutory Directors, in a bonus format, in which payments will be made in 2022 and 2023 in cash, respectively, based on goals that must be achieved in December 2020 and 2021, respectively. In order to executives acquire the right of two Long-Term Incentive payments, the program has a retention period, in which it indicates that executives need to remain in the Company during the years 2021 and 2022. The 2020 and 2021 provision was reversed due to non-compliance with program targets.

(i) Key management personnel compensation

Remuneration paid or payable to key management personnel of the Company for services rendered is as follows:

	2021	2020
Short-term employee benefits	29,820	10,060
Termination benefits	931	-
Share-based payments	803	-
	31,554	10,060